SUBSEQUENT EVENTS (Details) - MedTech Acquisition Corp - USD ($)			6 Months Ended		12 Months Ended
	Jul. 26, 2023	Jul. 07, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2023	Feb. 08, 2023	Jan. 13, 2023
SUBSEQUENT EVENTS
Additional amount drawn on Promissory Note			$ 629,222	$ 400,000	$ 400,000	$ 544,000
TriSalus | Merger Agreement
SUBSEQUENT EVENTS
Deposited in trust account					78,136
Extension Note
SUBSEQUENT EVENTS
Amount drawn on Second Extension Note					$ 78,136
Subsequent Events
SUBSEQUENT EVENTS
Amount drawn on Second Extension Note							$ 22,896
Subsequent Events | TriSalus | Merger Agreement
SUBSEQUENT EVENTS
Deposited in trust account							$ 22,896
Subsequent Events | Convertible Promissory Note
SUBSEQUENT EVENTS
Amount drawn on Second Extension Note									$ 159,000
Subsequent Events | 2022 Promissory Note III
SUBSEQUENT EVENTS
Additional amount drawn on Promissory Note	$ 40,000	$ 100,000
Amount drawn on Second Extension Note								$ 200,000	$ 215,222